Condensed Consolidating Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	CAD 2,123	CAD 1,950	CAD 1,328
Investing activities
Additions to properties	(1,449)	(1,236)	(1,148)
Proceeds from the sale of west end of Dakota, Minnesota and Eastern Railroad	236
Proceeds from sale of properties and other assets	52	73	145
Change in restricted cash and cash equivalents used to collateralize letters of credit	411	(411)
Other		(23)	(8)
Cash used in investing activities	(750)	(1,597)	(1,011)
Financing activities
Dividends paid	(244)	(244)	(223)
Issuance of CP common shares	62	83	198
Purchase of CP common shares	(2,050)
Issuance of long-term debt, excluding commercial paper			71
Repayment of long-term debt, excluding commercial paper	(183)	(56)	(50)
Net issuance of commercial paper	771
Net decrease in short-term borrowing			(27)
Settlement of foreign exchange forward on long-term debt	17
Other	(3)	(3)	1
Cash used in financing activities	(1,630)	(220)	(30)
Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	7	10	(1)
Cash position
Increase (decrease) in cash and cash equivalents	(250)	143	286
Cash and cash equivalents at beginning of year	476	333	47
Cash and cash equivalents at end of year (Note 11)	226	476	333
CPRL (Parent Guarantor) [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	183	123	102
Investing activities
Advances to affiliates			(77)
Cash used in investing activities			(77)
Financing activities
Dividends paid	(244)	(244)	(223)
Issuance of CP common shares	62	83	198
Purchase of CP common shares	(2,050)
Advances from affiliates	2,049	38
Cash used in financing activities	(183)	(123)	(25)
CPRC (Subsidiary Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	1,684	1,327	1,158
Investing activities
Additions to properties	(816)	(882)	(600)
Proceeds from sale of properties and other assets	116	65	59
Advances to affiliates	(611)		(1,067)
Repayment of advances to affiliates	2,167		1,206
Capital contributions to affiliates	(2,927)	(100)	(179)
Change in restricted cash and cash equivalents used to collateralize letters of credit	411	(411)
Repurchase of share capital from affiliate			1,067
Other	2	(21)	(8)
Cash used in investing activities	(1,658)	(1,349)	478
Financing activities
Dividends paid	(182)	(123)	(102)
Issuance of long-term debt, excluding commercial paper		60	71
Repayment of long-term debt, excluding commercial paper	(174)	(48)	(46)
Net issuance of commercial paper	771
Net decrease in short-term borrowing			(25)
Settlement of foreign exchange forward on long-term debt	17
Advances from affiliates	1,198	99	58
Repayment of advances from affiliates	(1,592)	(84)	(1,382)
Other		(3)	1
Cash used in financing activities	38	(99)	(1,425)
Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	(3)	1	(1)
Cash position
Increase (decrease) in cash and cash equivalents	61	(120)	210
Cash and cash equivalents at beginning of year	91	211	1
Cash and cash equivalents at end of year (Note 11)	152	91	211
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	604	707	538
Investing activities
Additions to properties	(702)	(470)	(548)
Proceeds from the sale of west end of Dakota, Minnesota and Eastern Railroad	236
Proceeds from sale of properties and other assets	5	124	86
Advances to affiliates	(2,636)	(137)	(53)
Repayment of advances to affiliates	1,592	84	1,382
Other	(2)	(2)
Cash used in investing activities	(1,507)	(401)	867
Financing activities
Dividends paid	(166)	(84)	(368)
Issuance of share capital	2,927	100	179
Return of share capital to affiliate			(1,067)
Issuance of long-term debt, excluding commercial paper		(60)
Repayment of long-term debt, excluding commercial paper	(9)	(8)	(4)
Net decrease in short-term borrowing			(2)
Advances from affiliates			1,139
Repayment of advances from affiliates	(2,167)		(1,206)
Other	(3)
Cash used in financing activities	582	(52)	(1,329)
Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	10	9
Cash position
Increase (decrease) in cash and cash equivalents	(311)	263	76
Cash and cash equivalents at beginning of year	385	122	46
Cash and cash equivalents at end of year (Note 11)	74	385	122
Consolidating Adjustments and Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash provided by operating activities	(348)	(207)	(470)
Investing activities
Additions to properties	69	116
Proceeds from sale of properties and other assets	(69)	(116)
Advances to affiliates	3,247	137	1,197
Repayment of advances to affiliates	(3,759)	(84)	(2,588)
Capital contributions to affiliates	2,927	100	179
Repurchase of share capital from affiliate			(1,067)
Cash used in investing activities	2,415	153	(2,279)
Financing activities
Dividends paid	348	207	470
Issuance of share capital	(2,927)	(100)	(179)
Return of share capital to affiliate			1,067
Advances from affiliates	(3,247)	(137)	(1,197)
Repayment of advances from affiliates	3,759	84	2,588
Cash used in financing activities	CAD (2,067)	CAD 54	CAD 2,749